LOANS - Nonaccrual, Restructured and Impaired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	$ 70,700	$ 24,082	$ 17,730
Restructured loans - accrual status	16,109	17,545	30,240
Total impaired loans	86,809	41,627	47,970
Interest income effect
Gross amount of interest that would have been recorded under original terms	4,656	3,397	2,848
Interest included in income
Nonaccrual loans	715	535	375
Restructured loans	642	710	876
Impaired Financing Receivable, Interest Income, Accrual Method	1,357	1,245	1,251
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	3,299	2,152	1,597
Loans and Leases Receivable-Nonaccrual, future commitment to lend	200	0	0
Restructured loans - nonaccrual status	22,400	6,400	5,100
Commercial & industrial
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	30,925	5,229	2,419
Total impaired loans	37,633	7,331
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	404	308	346
Lease financing
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	22	82	195
Total impaired loans	22	82
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	0	4	11
Construction real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	9	29	0
Total impaired loans	9	29
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	2	1	0
Commercial real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	20,500	10,616	6,098
Total impaired loans	25,022	21,542
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	508	603	568
Residential real estate
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	13,495	4,140	5,251
Total impaired loans	17,598	7,932
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	324	222	229
Home equity
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	5,580	3,743	3,400
Total impaired loans	6,351	4,456
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	117	103	90
Installment
Financing Receivable, Modifications [Line Items]
Nonaccrual loans	169	243	367
Total impaired loans	174	255
Interest included in income
Impaired Financing Receivable, Interest Income, Accrual Method	$ 2	$ 4	$ 7